Fees Summary	Nov. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	941.03
Total Transaction Valuation	10,816,411.16
Total Offset Amount	578.01
Net Fee	$ 363.02
Offering Table N/A
Offset Table N/A